Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity ETF
October 31, 2022
SUE-NPRT1-1222
1.9901535.101
Common Stocks - 96.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.3%
Entertainment - 1.3%
Netflix, Inc. (a)	293	85,521
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	1,135	107,269
Media - 2.4%
Cable One, Inc.	55	47,269
Comcast Corp. Class A	1,844	58,529
Interpublic Group of Companies, Inc.	2,009	59,848
		165,646
TOTAL COMMUNICATION SERVICES		358,436
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.9%
General Motors Co.	1,488	58,404
Diversified Consumer Services - 2.0%
Adtalem Global Education, Inc. (a)	1,976	82,399
Bright Horizons Family Solutions, Inc. (a)	824	53,824
		136,223
Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc. Class A	486	77,813
Household Durables - 1.3%
Taylor Morrison Home Corp. (a)	3,394	89,398
Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. (a)	655	67,098
eBay, Inc.	1,778	70,836
		137,934
Specialty Retail - 1.9%
The Home Depot, Inc.	436	129,113
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.	1,437	45,524
TOTAL CONSUMER DISCRETIONARY		674,409
CONSUMER STAPLES - 7.8%
Beverages - 2.1%
Keurig Dr. Pepper, Inc.	3,723	144,601
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc.	2,910	59,684
Food Products - 2.3%
Darling Ingredients, Inc. (a)	1,960	153,821
Household Products - 1.9%
Procter & Gamble Co.	987	132,919
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	198	39,697
TOTAL CONSUMER STAPLES		530,722
ENERGY - 3.5%
Energy Equipment & Services - 1.2%
Baker Hughes Co. Class A	2,893	80,020
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	180	31,754
Denbury, Inc. (a)	544	49,727
Valero Energy Corp.	610	76,586
		158,067
TOTAL ENERGY		238,087
FINANCIALS - 13.6%
Banks - 3.2%
Bank of America Corp.	4,095	147,584
Huntington Bancshares, Inc.	4,557	69,175
		216,759
Capital Markets - 5.0%
BlackRock, Inc. Class A	111	71,696
Moody's Corp.	253	67,012
Northern Trust Corp.	1,183	99,786
State Street Corp.	1,317	97,458
		335,952
Consumer Finance - 2.9%
American Express Co.	590	87,586
Discover Financial Services	1,061	110,832
		198,418
Insurance - 2.5%
The Travelers Companies, Inc.	927	170,994
TOTAL FINANCIALS		922,123
HEALTH CARE - 12.7%
Biotechnology - 1.9%
Vertex Pharmaceuticals, Inc. (a)	411	128,232
Health Care Providers & Services - 3.4%
Cigna Corp.	645	208,374
Guardant Health, Inc. (a)	379	18,761
		227,135
Life Sciences Tools & Services - 4.1%
Danaher Corp.	792	199,323
ICON PLC (a)	392	77,553
		276,876
Pharmaceuticals - 3.3%
Merck & Co., Inc.	1,435	145,222
Zoetis, Inc. Class A	540	81,421
		226,643
TOTAL HEALTH CARE		858,886
INDUSTRIALS - 10.3%
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	499	83,717
Building Products - 1.0%
Johnson Controls International PLC	1,195	69,119
Electrical Equipment - 1.4%
Acuity Brands, Inc.	417	76,549
Generac Holdings, Inc. (a)	164	19,009
		95,558
Machinery - 2.2%
Deere & Co.	216	85,497
Ingersoll Rand, Inc.	1,213	61,257
		146,754
Professional Services - 4.5%
KBR, Inc.	2,507	124,773
Manpower, Inc.	1,040	81,474
Verisk Analytics, Inc.	518	94,706
		300,953
TOTAL INDUSTRIALS		696,101
INFORMATION TECHNOLOGY - 24.5%
Electronic Equipment & Components - 0.6%
Flex Ltd. (a)	1,964	38,455
IT Services - 3.8%
Accenture PLC Class A	451	128,039
MasterCard, Inc. Class A	220	72,200
PayPal Holdings, Inc. (a)	711	59,425
		259,664
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc. (a)	680	40,841
NVIDIA Corp.	755	101,902
NXP Semiconductors NV	449	65,590
onsemi (a)	1,810	111,188
SolarEdge Technologies, Inc. (a)	314	72,229
		391,750
Software - 11.8%
Adobe, Inc. (a)	212	67,522
Autodesk, Inc. (a)	372	79,720
Intuit, Inc.	263	112,433
Microsoft Corp.	1,688	391,833
Salesforce.com, Inc. (a)	880	143,079
		794,587
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	1,114	170,821
TOTAL INFORMATION TECHNOLOGY		1,655,277
MATERIALS - 4.4%
Chemicals - 2.0%
Eastman Chemical Co.	460	35,333
Linde PLC	328	97,531
		132,864
Containers & Packaging - 2.4%
Avery Dennison Corp.	622	105,460
Crown Holdings, Inc.	825	56,587
		162,047
TOTAL MATERIALS		294,911
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Prologis (REIT), Inc.	1,627	180,190
UTILITIES - 2.0%
Electric Utilities - 1.3%
NextEra Energy, Inc.	1,125	87,188
Water Utilities - 0.7%
American Water Works Co., Inc.	336	48,834
TOTAL UTILITIES		136,022
TOTAL COMMON STOCKS (Cost $7,214,755)		6,545,164

TOTAL INVESTMENT IN SECURITIES - 96.8% (Cost $7,214,755)	6,545,164
NET OTHER ASSETS (LIABILITIES) - 3.2%	215,687
NET ASSETS - 100.0%	6,760,851

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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